As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.43%
	Aerospace & Defense - 0.78%
21,835	Innovative Solutions & Support, Inc.*	$317,263
	Beverages - 2.11%
13,196	PepsiCo, Inc.	861,171
	Capital Markets - 1.50%
18,120	Federated Investors, Inc.	612,637
	Chemicals - 0.78%
7,158	The Scotts Miracle-Gro Co. - Class A	318,459
	Commercial Banks - 1.98%
10,200	National City Corp.	373,320
12,000	Wells Fargo & Co.	434,160
		807,480
	Commercial Services & Supplies - 7.43%
18,635	Corinthian Colleges, Inc.*	201,444
15,755	FirstService Corp.*#	375,284
14,300	Gevity HR, Inc.	325,754
16,018	Jackson Hewitt Tax Service, Inc.	480,700
9,534	Republic Services, Inc.+	383,362
5,000	Strayer Education, Inc.	541,050
12,250	Waste Connections, Inc.*	464,398
6,930	Waste Management, Inc.	254,193
		3,026,185
	Communications Equipment - 1.88%
97,000	3Com Corp.*	427,770
39,456	Packeteer, Inc.*	339,716
		767,486
	Consumer Finance - 3.67%
15,200	American Express Co.	852,416
22,141	MoneyGram International, Inc.	643,417
		1,495,833
	Diversified Telecommunication Services - 2.67%
19,575	Alltel Corp.	1,086,412
	Food & Staples Retailing - 3.03%
25,000	Wal-Mart Stores, Inc.	1,233,000
	Food Products - 6.08%
16,465	Lancaster Colony Corp.	736,973
37,810	Wm. Wrigley Jr. Co.	1,741,529
		2,478,502
	Health Care Equipment & Supplies - 2.40%
36,000	Boston Scientific Corp.*	532,440
10,495	Conmed Corp.*	221,549
4,810	Haemonetics Corp.*	225,108
		979,097
	Health Care Providers & Services - 6.76%
9,100	The Advisory Board Co.*	459,732
14,486	Caremark Rx, Inc.	820,922
14,183	Laboratory Corporation of America Holdings*+	929,979
18,478	Odyssey HealthCare, Inc.*	262,018
48,424	Stewart Enterprises, Inc. - Class A	283,765
		2,756,416
	Health Care Technology - 1.36%
24,265	Per-Se Technologies, Inc.*	552,757
	Hotels, Restaurants & Leisure - 0.80%
6,500	International Speedway Corp. - Class A	323,960
	Industrial Conglomerates - 5.02%
13,200	3M Co.	982,344
38,000	Tyco International Ltd.#	1,063,620
		2,045,964
	Insurance - 8.82%
12,730	American International Group, Inc.	843,490
494	Berkshire Hathaway Inc. - Class B*	1,567,956
3,108	Hanover Insurance Group, Inc.	138,710
9,415	Horace Mann Educators Corp.	181,051
23,000	Old Republic International Corp.	509,450
6,878	Triad Guaranty, Inc.*	351,947
		3,592,604
	Internet & Catalog Retail - 0.98%
19,669	Liberty Media Holding Corp. - Interactive - Class A*	400,854
	IT Services - 5.04%
21,199	Convergys Corp.*	437,759
30,748	First Data Corp.	1,291,416
13,300	Hewitt Associates, Inc.*	322,658
		2,051,833
	Machinery - 1.88%
12,230	Kaydon Corp.	452,755
7,400	The Toro Co.	312,058
		764,813
	Media - 2.02%
6,720	John Wiley & Sons, Inc. - Class A	241,987
6,964	Liberty Media Holding Corp. - Capital - Class A*	581,982
		823,969
	Metals & Mining - 2.20%
31,650	Compass Minerals International, Inc.	896,012
	Multi-Utilities & Unregulated Power - 0.90%
8,740	Energen Corp.	365,944
	Oil & Gas - 5.66%
14,900	ConocoPhillips	886,997
16,206	Devon Energy Corp.	1,023,409
10,294	Newfield Exploration Co.*	396,731
		2,307,137
	Pharmaceuticals - 9.27%
20,346	Johnson & Johnson	1,321,270
52,700	Pfizer, Inc.	1,494,572
16,580	Schering-Plough Corp.	366,252
30,040	Valeant Pharmaceuticals International	594,191
		3,776,285
	Real Estate Investment Trusts - 0.94%
7,598	Redwood Trust, Inc.	382,711
	Real Estate Management & Development - 1.12%
20,100	Realogy Corp.*	455,868
	Software - 8.60%
12,830	Fair Isaac Corp.	469,193
12,730	Intuit, Inc.*	408,506
39,121	Jack Henry & Associates, Inc.	851,664
52,200	Microsoft Corp.	1,426,626
56,918	Novell, Inc.*	348,338
		3,504,327
	Thrifts & Mortgage Finance - 1.75%
16,439	Washington Mutual, Inc.	714,603
	TOTAL COMMON STOCKS (Cost $34,071,497)	39,699,582
	SHORT TERM INVESTMENTS - 1.29%
526,033	Federated Cash Trust Treasury Money Market Fund (Cost $526,033)	526,033
	TOTAL INVESTMENT IN SECURITIES (Cost $34,597,530) - 98.72%	40,225,615
	Call Options Written - (0.24%)	(96,750)
	Other Assets in Excess of Liabilities - 1.52%	620,389
	NET ASSETS - 100.00%	$40,749,254

Schedule of Call Options Written
at September 30, 2006 (Unaudited)

Contracts	Underlying Security / Expiration Date / Exercise Price	Value
	Laboratory Corporation of America Holdings
96	Expiring January 2007, Exercise Price $60.00	$76,800
	Republic Services, Inc.
95	Expiring January 2007, Exercise Price $40.00	19,950
	Total Options Written (Premiums received $97,644)	$96,750

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Security is subject to a written call option.

The cost basis of investments for federal tax purposes at September 30, 2006 was as follows**:

Cost of investments (long positions)	$34,601,881
Cost of investments (short positions)	(97,644)
$34,504,237
Gross unrealized appreciation	$6,138,902
Gross unrealized depreciation	(514,274)
Net unrealized appreciation	$5,624,628

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/28/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/28/2006

* Print the name and title of each signing officer under his or her signature.